Goodwill (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill.
Goodwill	¥ 115,414		¥ 115,414
Less: impairment	(69,853)		(69,853)
Goodwill, net	¥ 45,561	$ 6,269	¥ 45,561